Right of Use Assets - Summary of Closing Balances of Right of Use Assets and Depreciation and Amortization Expenses (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	₺ 2,380,174	₺ 1,783,096
Depreciation and amortization charge for the year	(1,275,248)	(1,093,547)
Ending balance	2,983,648	2,380,174
Tangible [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	1,978,525	1,379,666
Depreciation and amortization charge for the year	(1,197,586)	(1,029,161)
Ending balance	2,306,711	1,978,525
Site rent [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	1,182,847	1,082,193
Depreciation and amortization charge for the year	(688,321)	(576,941)
Ending balance	1,521,783	1,182,847
Building [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	306,343	126,057
Depreciation and amortization charge for the year	(67,500)	(54,902)
Ending balance	283,175	306,343
Network infrastructure [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	218,104	70,235
Depreciation and amortization charge for the year	(297,333)	(275,038)
Ending balance	262,267	218,104
Vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	159,769	40,199
Depreciation and amortization charge for the year	(50,291)	(43,916)
Ending balance	135,530	159,769
Other tangible assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	111,462	60,982
Depreciation and amortization charge for the year	(94,141)	(78,364)
Ending balance	103,956	111,462
Intangible [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	401,649	403,430
Depreciation and amortization charge for the year	(77,662)	(64,386)
Ending balance	676,937	401,649
Rights of way [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	24,956	22,984
Depreciation and amortization charge for the year	(19,575)	(18,657)
Ending balance	45,307	24,956
License [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	376,693	380,446
Depreciation and amortization charge for the year	(58,087)	(45,729)
Ending balance	₺ 631,630	₺ 376,693